Subsequent Events	3 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Recent financing activities
During the period from April 1 to June 13, 2025, PEMEX did not carry out any financing activities.
As of March 31, 2025, the outstanding amount under the PMI Trading revolving credit line was U.S.$206,314. Between April 1 to June 13, 2025, PMI Trading obtained U.S.$80,000 from its revolving credit line and repaid U.S.$80,000. As of June 13, 2025, the outstanding amount under this revolving credit line was U.S.$206,314. The available amount under this revolving credit lines was U.S.$23,685 as of June 13, 2025.
As of June 13, 2025, PEMEX had U.S.$5,738,000 and Ps. 20,500,000 in available credit lines in order to provide liquidity, of which U.S.$600,000 and Ps.7,500,000 are available.
B.    Exchange rates and crude oil prices
As of June 13, 2025, the Mexican peso-U.S. dollar exchange rate was Ps. 18.8790 per U.S. dollar, which represents a 7.1% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of March 31, 2025, which was Ps. 20.3182 per U.S. dollar. This decrease in U.S. dollar exchange rate, has led to an estimated gain of Ps. 125,801,681 in PEMEX’s foreign exchange gains as of June 13, 2025.
As of June 13, 2025, the weighted average price of the crude oil exported by PEMEX was U.S.$67.94 per barrel. This represents a price increase of approximately 1.8% as compared to the average price as of March 28, 2025, which was U.S.$66.72 per barrel.
C.    Contributions from the Mexican Government
During the period from April 1 to June 13, 2025, the Mexican Government made contributions to Petróleos Mexicanos through the Ministry of Energy in the amount of Ps.14,536,365 to strengthen its financial position.

Date	Strengthening of financial position
April 21,	Ps.	7,930,143
May 2,	2,905,392
June 2,	3,700,830
Total	Ps.	14,536,365

D.     New Corporate Structure

On May 22, 2025, the Board of Directors of Petróleos Mexicanos approved the nuevo Estatuto Orgánico de Petróleos Mexicanos (New Organic Statute of Petróleos Mexicanos or the “New Organic Statute”). The New Organic Statute was published in the Official Gazette of the Federation on May 30, 2025, and became effective on June 1, 2025. The New Organic Statute establishes the new structure and organization of PEMEX. Changes derived from this new structure will be reflected in subsequent periods.